Related party transactions - Service agreements, lease agreements and products - General (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in reporting entity (as a percent)	31.17%
Number of equity method investments to which agreement pertains		3,274,000
Supply commitment - number of units	3,274,000	516,000
Ownership in joint venture (as a percent)	45.00%